Business Combination (Details) ¥ in Thousands, £ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jan. 31, 2021 CNY (¥)	Aug. 31, 2020 GBP (£)	Sep. 02, 2019 CNY (¥)	Sep. 02, 2019 GBP (£)
Business Combination (Details) [Line Items]
Equity interest			100.00%		100.00%
Unpaid years		1 year 9 months
Non-controlling interests			¥ 27,583
Cash consideration		¥ 12,240	5,500
Unpaid amount		¥ 5,535
STM and BIC [Member]
Business Combination (Details) [Line Items]
Equity interest		100.00%				100.00%	100.00%
Total amount						¥ 352,699	£ 40,730
Deposit amount			¥ 333,348		£ 38,310
Shanghai Huodai Business Information Consulting Co., Ltd [Member]
Business Combination (Details) [Line Items]
Equity interest			51.00%		51.00%
Total amount			¥ 28,709
Unpaid amount			¥ 16,469
Unpaid years			2 years 9 months
Goodwill			¥ 47,799
Equity interest			29.00%		29.00%
Jiangxi Leti Camp Education Technology Co., Ltd. (“Leti”) [Member]
Business Combination (Details) [Line Items]
Equity interest				60.00%
Total amount				¥ 26,026
Unpaid years		3 years 3 months
Goodwill		¥ 20,874
Non-controlling interests		18,012
Cash consideration	¥ 7,500
Unpaid amount		26,026
Intangible assets		¥ 9,000